Fair values of financial assets and liabilities - Financial assets (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 230,616	£ 230,810
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	127,486	140,552
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	88,908	84,820
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,222	5,438
Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	6,694	6,564
Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	468,991	472,085
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4,273	3,586
Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	172,361	162,878
Financial assets at fair value through profit or loss [member] | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	103,589	104,988
Financial assets at fair value through profit or loss [member] | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	55,870	54,204
Financial assets at fair value through profit or loss [member] | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,902	3,686
Financial assets at fair value through profit or loss [member] | Loans and advances to banks
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	3,751	1,614
Financial assets at fair value through profit or loss [member] | Loans and advances to banks | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	3,751	1,614
Financial assets at fair value through profit or loss [member] | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	36,894	29,976
Financial assets at fair value through profit or loss [member] | Loans and advances to customers | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	27,452	29,976
Financial assets at fair value through profit or loss [member] | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	9,442
Financial assets at fair value through profit or loss [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	45,268	45,180
Financial assets at fair value through profit or loss [member] | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	19,143	20,276
Financial assets at fair value through profit or loss [member] | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	24,633	22,596
Financial assets at fair value through profit or loss [member] | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,492	2,308
Financial assets at fair value through profit or loss [member] | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	86,391	86,090
Financial assets at fair value through profit or loss [member] | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	84,389	84,694
Financial assets at fair value through profit or loss [member] | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	34	18
Financial assets at fair value through profit or loss [member] | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,968	1,378
Financial assets at fair value through profit or loss [member] | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	57	18
Financial assets at fair value through profit or loss [member] | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	57	18
Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	31,300
Financial assets at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	23,681
Financial assets at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	7,267
Financial assets at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	352	5,438
Financial assets at FVOCI | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	30,843
Financial assets at FVOCI | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	23,246
Financial assets at FVOCI | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	7,263
Financial assets at FVOCI | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	334
Financial assets at FVOCI | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	134
Financial assets at FVOCI | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	112
Financial assets at FVOCI | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4
Financial assets at FVOCI | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	18
Financial assets at FVOCI | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	323
Financial assets at FVOCI | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	323
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,955	25,834
Derivative financial instruments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	216	246
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	25,771	24,532
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 968	1,056
Available for sale financial assets
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		42,098
Available for sale financial assets | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		35,318
Available for sale financial assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		6,084
Available for sale financial assets | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		696
Available for sale financial assets | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		40,901
Available for sale financial assets | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		34,763
Available for sale financial assets | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		6,046
Available for sale financial assets | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		92
Available for sale financial assets | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		1,197
Available for sale financial assets | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		555
Available for sale financial assets | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		38
Available for sale financial assets | Equity shares | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		£ 604